Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) Attributable to Common Stockholders ($ in 000’s)	Adjusted FFO Per Fully Diluted Share(3) ($)
Year					TSR ($)	Peer Group TSR(2) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	3,905,735	3,966,825	1,397,063	1,372,815	196	122	2,580	1.97
2024	3,047,109	4,181,015	942,183	825,555	193	124	(8,779)	2.00
2023	2,622,366	2,355,069	1,218,942	1,108,613	156	120	758	1.91
2022	2,423,711	2,347,865	1,500,597	1,435,223	151	111	(1,623)	1.83
2021	2,357,788	4,535,058	947,655	1,595,876	157	130	27,615	1.45

(1)
Amounts represent “compensation actually paid” (as defined below) to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	John Albright	Steven Greathouse, Philip Mays, Daniel Smith, Lisa Vorakoun
2024	John Albright	Steven Greathouse, Philip Mays, Matthew Partridge, Daniel Smith, Lisa Vorakoun
2023	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2022	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2021	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith

(2)
Represents the cumulative TSR (the “Peer Group TSR”) of the 2025 Peer Group (see page 33 above), which was used for compensation benchmarking purposes for 2025 compensation as described above. The 2025 Peer Group consisted of some of the same companies as the 2024 Peer Group, although to construct the 2025 Peer Group, four of the companies from the 2024 Peer Group were removed and five new companies were added. The changes were made by the Compensation Committee after reviewing the Company’s and the peer companies’ asset bases, market capitalizations, total enterprise values, and other factors. Also, the 2024 Peer Group consisted of the same companies as the 2023 Peer Group. For 2022, the peer group used for compensation benchmarking purposes consisted of the same companies as the 2023 Peer Group, except that Cedar Realty Trust, Inc. was included for 2022 and was removed for 2023 and replaced with RPT Realty. This change was made by the Compensation Committee after reviewing the Company’s and the peer companies’ asset bases, market capitalizations, total enterprise values, and other factors. A comparison of the Company’s TSR and the Peer Group TSR for 2021, 2022, 2023, 2024 and 2025 is set forth in the sub-table below.
	Value of Initial Fixed $100 Investment Based On:
Year	Company TSR ($)	2022 Peer Group TSR ($)	2023 Peer Group TSR ($)
2021	157	133	134
2022	151	111	112
2023	156	110	115
2024	193	112	112
2025	196	106	106

(3)
For calculations of AFFO per diluted share, see pages 48 – 50 of our Annual Report on Form 10-K filed with the SEC on February 19, 2026, which also includes a GAAP reconciliation of this non-GAAP measure.

(4)
“Compensation Actually Paid” (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (see page 43 above), adjusted as set forth in the sub-table below. As our NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,778,421)	$(1,172,927)	$(1,209,080)	$(1,141,117)	$(1,135,825)	$(929,602)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,689,878	$1,709,493	$1,090,110	$1,220,410	$2,066,282	$792,893
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$121,981	$626,117	$(187,893)	$(51,182)	$1,184,425	$(143,285)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$27,651	$(28,777)	$39,566	$(103,957)	$62,388	$33,496
Total Adjustments	$61,089	$1,133,906	$(267,297)	$(75,846)	$2,177,270	$(246,498)
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2025	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(547,192)	$(321,332)	$(499,164)	$(734,921)	$(382,239)	$(328,875)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$517,350	$315,837	$449,983	$716,807	$686,661	$239,386
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$22,396	$116,020	$(75,917)	$(17,214)	$332,595	$(20,377)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(16,803)	$(6,978)	$14,769	$(30,046)	$11,206	$8,839
Deduction for the Fair Value of Awards forfeited during year	$—	$(220,175)	$—	$—	$—	$(96,818)
Total Adjustments	$(24,249)	$(116,628)	$(110,329)	$(65,374)	$648,223	$(197,845)
In addition, because Mr. Partridge was an NEO during a portion of 2024, the calculation above of “Average Compensation Actually Paid to non-PEO NEOs” for 2024 includes amounts paid to Mr. Partridge for such year. If Mr. Partridge’s 2024 compensation had not been included in such calculation for 2024, the “Average Summary Compensation Table Total for Non-PEO NEOs” and “Average Compensation Actually Paid to Non-PEOP NEOs” for 2024 would have been $1,023,393 and $1,281,073, respectively.

Company Selected Measure Name	Adjusted FFO Per Fully Diluted Share
Named Executive Officers, Footnote
(1)
Amounts represent “compensation actually paid” (as defined below) to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	John Albright	Steven Greathouse, Philip Mays, Daniel Smith, Lisa Vorakoun
2024	John Albright	Steven Greathouse, Philip Mays, Matthew Partridge, Daniel Smith, Lisa Vorakoun
2023	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2022	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2021	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith

Peer Group Issuers, Footnote
(2)
Represents the cumulative TSR (the “Peer Group TSR”) of the 2025 Peer Group (see page 33 above), which was used for compensation benchmarking purposes for 2025 compensation as described above. The 2025 Peer Group consisted of some of the same companies as the 2024 Peer Group, although to construct the 2025 Peer Group, four of the companies from the 2024 Peer Group were removed and five new companies were added. The changes were made by the Compensation Committee after reviewing the Company’s and the peer companies’ asset bases, market capitalizations, total enterprise values, and other factors. Also, the 2024 Peer Group consisted of the same companies as the 2023 Peer Group. For 2022, the peer group used for compensation benchmarking purposes consisted of the same companies as the 2023 Peer Group, except that Cedar Realty Trust, Inc. was included for 2022 and was removed for 2023 and replaced with RPT Realty. This change was made by the Compensation Committee after reviewing the Company’s and the peer companies’ asset bases, market capitalizations, total enterprise values, and other factors. A comparison of the Company’s TSR and the Peer Group TSR for 2021, 2022, 2023, 2024 and 2025 is set forth in the sub-table below.
	Value of Initial Fixed $100 Investment Based On:
Year	Company TSR ($)	2022 Peer Group TSR ($)	2023 Peer Group TSR ($)
2021	157	133	134
2022	151	111	112
2023	156	110	115
2024	193	112	112
2025	196	106	106

PEO Total Compensation Amount	$ 3,905,735	$ 3,047,109	$ 2,622,366	$ 2,423,711	$ 2,357,788
PEO Actually Paid Compensation Amount	$ 3,966,825	4,181,015	2,355,069	2,347,865	4,535,058
Adjustment To PEO Compensation, Footnote
(4)
“Compensation Actually Paid” (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (see page 43 above), adjusted as set forth in the sub-table below. As our NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,778,421)	$(1,172,927)	$(1,209,080)	$(1,141,117)	$(1,135,825)	$(929,602)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,689,878	$1,709,493	$1,090,110	$1,220,410	$2,066,282	$792,893
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$121,981	$626,117	$(187,893)	$(51,182)	$1,184,425	$(143,285)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$27,651	$(28,777)	$39,566	$(103,957)	$62,388	$33,496
Total Adjustments	$61,089	$1,133,906	$(267,297)	$(75,846)	$2,177,270	$(246,498)

Non-PEO NEO Average Total Compensation Amount	$ 1,397,063	942,183	1,218,942	1,500,597	947,655
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,372,815	825,555	1,108,613	1,435,223	1,595,876
Adjustment to Non-PEO NEO Compensation Footnote
(4)
“Compensation Actually Paid” (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (see page 43 above), adjusted as set forth in the sub-table below. As our NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2025	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(547,192)	$(321,332)	$(499,164)	$(734,921)	$(382,239)	$(328,875)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$517,350	$315,837	$449,983	$716,807	$686,661	$239,386
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$22,396	$116,020	$(75,917)	$(17,214)	$332,595	$(20,377)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(16,803)	$(6,978)	$14,769	$(30,046)	$11,206	$8,839
Deduction for the Fair Value of Awards forfeited during year	$—	$(220,175)	$—	$—	$—	$(96,818)
Total Adjustments	$(24,249)	$(116,628)	$(110,329)	$(65,374)	$648,223	$(197,845)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We believe the following performance measures represent the most important financial performance measures used by us to link our NEOs’ CAP for the fiscal year ended December 31, 2025:
•
Our TSR over a 3-year performance period versus the performance of the Index

•
Adjusted FFO per fully diluted share

•
Other income growth

•
Same-store leased occupancy change

Total Shareholder Return Amount	$ 196	193	156	151	157
Peer Group Total Shareholder Return Amount	122	124	120	111	130
Net Income (Loss)	$ 2,580,000	$ (8,779,000)	$ 758,000	$ (1,623,000)	$ 27,615,000
Company Selected Measure Amount | $ / shares	1.97	2	1.91	1.83	1.45
PEO Name	John Albright
Equity Awards Adjustments, Footnote
Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,778,421)	$(1,172,927)	$(1,209,080)	$(1,141,117)	$(1,135,825)	$(929,602)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,689,878	$1,709,493	$1,090,110	$1,220,410	$2,066,282	$792,893
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$121,981	$626,117	$(187,893)	$(51,182)	$1,184,425	$(143,285)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$27,651	$(28,777)	$39,566	$(103,957)	$62,388	$33,496
Total Adjustments	$61,089	$1,133,906	$(267,297)	$(75,846)	$2,177,270	$(246,498)
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2025	2024	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(547,192)	$(321,332)	$(499,164)	$(734,921)	$(382,239)	$(328,875)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$517,350	$315,837	$449,983	$716,807	$686,661	$239,386
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$22,396	$116,020	$(75,917)	$(17,214)	$332,595	$(20,377)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(16,803)	$(6,978)	$14,769	$(30,046)	$11,206	$8,839
Deduction for the Fair Value of Awards forfeited during year	$—	$(220,175)	$—	$—	$—	$(96,818)
Total Adjustments	$(24,249)	$(116,628)	$(110,329)	$(65,374)	$648,223	$(197,845)

Peer Group Total Shareholder Return Amount for 2023	$ 106	$ 112	$ 110	$ 111	$ 133
Peer Group Total Shareholder Return Amount for 2022	$ 106	112	115	112	134
Non-PEO NEO Average Total Compensation Amount, excluding Mr. Patridge's Compensation		1,023,393
Non-PEO NEO Average Compensation Actually Paid Amount, excluding Mr. Patridge's Compensation		1,281,073
Measure:: 1
Pay vs Performance Disclosure
Name	Our TSR over a 3-year performance period versus the performance of the Index
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FFO per fully diluted share
Non-GAAP Measure Description
(3)
For calculations of AFFO per diluted share, see pages 48 – 50 of our Annual Report on Form 10-K filed with the SEC on February 19, 2026, which also includes a GAAP reconciliation of this non-GAAP measure.

Measure:: 3
Pay vs Performance Disclosure
Name	Other income growth
Measure:: 4
Pay vs Performance Disclosure
Name	Same-store leased occupancy change
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,089	1,133,906	(267,297)	(75,846)	2,177,270	$ (246,498)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,778,421)	(1,172,927)	(1,209,080)	(1,141,117)	(1,135,825)	(929,602)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,689,878	1,709,493	1,090,110	1,220,410	2,066,282	792,893
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,981	626,117	(187,893)	(51,182)	1,184,425	(143,285)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,651	(28,777)	39,566	(103,957)	62,388	33,496
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,249)	(116,628)	(110,329)	(65,374)	648,223	(197,845)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,192)	(321,332)	(499,164)	(734,921)	(382,239)	(328,875)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517,350	315,837	449,983	716,807	686,661	239,386
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,396	116,020	(75,917)	(17,214)	332,595	(20,377)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,803)	(6,978)	14,769	(30,046)	11,206	8,839
Non-PEO NEO | Equity Awards Adjustments, Change In Fair Value Of Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (220,175)				$ (96,818)